Note 8 - Loans Receivable, Net and Allowance for Credit Losses (Tables)	12 Months Ended
Dec. 31, 2024
Notes Tables
Schedule of Accounts, Notes, Loans and Financing Receivable [Table Text Block]
	December 31,
Real estate loans:	2024	2023
One-to-four family residential:
Owner occupied	$25,927	$22,885
Non-owner occupied	33,573	40,455
Total one-to-four family residential	59,500	63,340
Multi-family (five or more) residential	45,412	46,680
Commercial real estate	297,627	331,174
Construction	18,320	35,585
Home equity	5,739	6,162
Total real estate loans	426,598	482,941

Commercial business	114,921	142,220
Other consumer	46	69
Total Loans	541,565	625,230

Deferred loan fees and costs	(396)	(771)
Allowance for credit losses	(6,476)	(6,758)
Net Loans	$534,693	$617,701

Financing Receivable, Internal Risk Categories [Table Text Block]
	Term Loans Amortized Cost by Origination Year
As of December 31, 2024	2024	2023	2022	2021	2020	Prior	Revolving Loans Amortized Cost Basis	Total
One-to-four family residential owner occupied
Risk rating
Pass	$7,290	$5,508	$5,078	$3,719	$1,632	$2,401	$-	$25,628
Special mention	-	-	-	-	-	-	-	-
Substandard	-	-	299	-	-	-	-	299
Doubtful	-	-	-	-	-	-	-	-
Total one-to-four family residential owner occupied	$7,290	$5,508	$5,377	$3,719	$1,632	$2,401	$-	$25,927
Current period gross charge-offs	$-	$-	$-	$-	$-	$-	$-	$-
One-to-four family residential non- owner occupied
Risk rating
Pass	$1,363	$1,920	$6,049	$11,949	$1,835	$10,457	$-	$33,573
Special mention	-	-	-	-	-	-	-	-
Substandard	-	-	-	-	-	-	-	-
Doubtful	-	-	-	-	-	-	-	-
Total one-to-four family residential non-owner occupied	$1,363	$1,920	$6,049	$11,949	$1,835	$10,457	-	$33,573
Current period gross charge-offs	$-	$-	$-	$-	$-	$-	$-	$-
Multi-family residential
Risk rating
Pass	$5,274	$923	$12,713	$13,087	$4,068	$9,347	$-	$45,412
Special mention	-	-	-	-	-	-	-	-
Substandard	-	-	-	-	-	-	-	-
Doubtful	-	-	-	-	-	-	-	-
Total multi-family residential	$5,274	$923	$12,713	$13,087	$4,068	$9,347	$-	$45,412
Current period gross charge-offs	$-	$-	$-	$-	$-	$-	$-	$-
Commercial real estate
Risk rating
Pass	$35,478	$47,329	$80,933	$57,927	$22,637	$46,912	$4,394	$295,610
Special mention	-	746	333	116	-	-	50	1,245
Substandard	-	-	772	-	-	-	-	772
Doubtful	-	-	-	-	-	-	-	-
Total commercial real estate	$35,478	$48,075	$82,038	$58,043	$22,637	$46,912	$4,444	$297,627
Current period gross charge-offs	$-	$-	$-	$-	$-	$-	$-	$-
Construction
Risk rating
Pass	$4,498	$3,748	$5,546	$4,113	$-	$-	$-	$17,905
Special mention	-	415	-	-	-	-	-	415
Substandard	-	-	-	-	-	-	-	-
Doubtful	-	-	-	-	-	-	-	-
Total construction	$4,498	$4,163	$5,546	$4,113	$-	$-	$-	$18,320
Current period gross charge-offs	$-	$-	$-	$-	$-	$187	$-	$187
	Term Loans Amortized Cost by Origination Year
As of December 31, 2024	2024	2023	2022	2021	2020	Prior	Revolving Loans Amortized Cost Basis	Total
Home equity
Risk rating
Pass	$529	$364	$-	$114	$-	$169	$4,563	$5,739
Special mention	-	-	-	-	-	-	-	-
Substandard	-	-	-	-	-	-	-	-
Doubtful	-	-	-	-	-	-	-	-
Total home equity	$529	$364	$-	$114	$-	$169	$4,563	$5,739
Current period gross charge-offs	$-	$-	$-	$-	$-	$-	$-	$-
Commercial business
Risk rating
Pass	$16,655	$4,056	$48,619	$18,554	$3,205	$1,826	$17,854	$110,769
Special mention	-	-	-	-	574	-	100	674
Substandard	296	-	702	2,387	33	-	60	3,478
Doubtful	-	-	-	-	-	-	-	-
Total commercial business	$16,951	$4,056	$49,321	$20,941	$3,812	$1,826	$18,014	$114,921
Current period gross charge-offs	$388	$-	$1,167	$56	$-	$-	$-	$1,611
Other consumer
Risk rating
Pass	$46	$-	$-	$-	$-	$-	$-	$46
Special mention	-	-	-	-	-	-	-	-
Substandard	-	-	-	-	-	-	-	-
Doubtful	-	-	-	-	-	-	-	-
Total other consumer	$46	$-	$-	$-	$-	$-	$-	$46
Current period gross charge-offs	$-	$-	$-	$-	$-	$-	$-	$-
Total
Pass	$71,133	$63,848	$158,938	$109,463	$33,377	$71,112	$26,811	$534,682
Special mention	-	1,161	333	116	574	-	150	2,334
Substandard	296	-	1,773	2,387	33	-	60	4,549
Doubtful	-	-	-	-	-	-	-	-
Total	$71,429	$65,009	$161,044	$111,966	$33,984	$71,112	$27,021	$541,565
Current period gross charge-offs	$388	$-	$1,167	$56	$-	$187	$-	$1,798
	Term Loans Amortized Cost by Origination Year
As of December 31, 2023	2023	2022	2021	2020	2019	Prior	Revolving Loans Amortized Cost Basis	Total
One-to-four family residential owner occupied
Risk rating
Pass	$6,044	$8,574	$3,840	$1,850	$571	$2,006	$-	$22,885
Special mention	-	-	-	-	-	-	-	-
Substandard	-	-	-	-	-	-	-	-
Doubtful	-	-	-	-	-	-	-	-
Total one-to-four family residential owner occupied	$6,044	$8,574	$3,840	$1,850	$571	$2,006	$-	$22,885
Current period gross charge-offs	$-	$-	$-	$-	$-	$-	$-	$-
	Term Loans Amortized Cost by Origination Year
As of December 31, 2023	2023	2022	2021	2020	2019	Prior	Revolving Loans Amortized Cost Basis	Total
One-to-four family residential non-owner occupied
Risk rating
Pass	$2,195	$7,153	$12,362	$3,268	$1,026	$14,451	$-	$40,455
Special mention	-	-	-	-	-	-	-	-
Substandard	-	-	-	-	-	-	-	-
Doubtful	-	-	-	-	-	-	-	-
Total one-to-four family residential non-owner occupied	$2,195	$7,153	$12,362	$3,268	$1,026	$14,451	-	$40,455
Current period gross charge-offs	$-	$-	$-	$-	$-	$-	$-	$-
Multi-family residential
Risk rating
Pass	$1,566	$15,542	$13,853	$4,483	$2,386	$8,850	$-	$46,680
Special mention	-	-	-	-	-	-	-	-
Substandard	-	-	-	-	-	-	-	-
Doubtful	-	-	-	-	-	-	-	-
Total multi-family residential	$1,566	$15,542	$13,853	$4,483	$2,386	$8,850	$-	$46,680
Current period gross charge-offs	$-	$-	$-	$-	$-	$2	$-	$2
Commercial real estate
Risk rating
Pass	$61,338	$121,006	$64,684	$26,631	$16,571	$38,897	$1,996	$331,123
Special mention	-	-	-	-	-	-	-	-
Substandard	-	-	-	-	51	-	-	51
Doubtful	-	-	-	-	-	-	-	-
Total commercial real estate	$61,338	$121,006	$64,684	$26,631	$16,622	$38,897	$1,996	$331,174
Current period gross charge-offs	$-	$-	$-	$134	$-	$-	$-	$134
Construction
Risk rating
Pass	$14,777	$11,244	$7,417	$-	$-	$-	$-	$33,438
Special mention	-	-	-	-	-	-	-	-
Substandard	-	-	-	-	-	2,147	-	2,147
Doubtful	-	-	-	-	-	-	-	-
Total construction	$14,777	$11,244	$7,417	$-	$-	$2,147	$-	$35,585
Current period gross charge-offs	$-	$-	$-	$-	$-	$-	$-	$-
Home equity
Risk rating
Pass	$1,062	$35	$122	$-	$-	$205	$4,738	$6,162
Special mention	-	-	-	-	-	-	-	-
Substandard	-	-	-	-	-	-	-	-
Doubtful	-	-	-	-	-	-	-	-
Total home equity	$1,062	$35	$122	$-	$-	$205	$4,738	$6,162
Current period gross charge-offs	$-	$-	$-	$-	$-	$-	$-	$-
	Term Loans Amortized Cost by Origination Year
As of December 31, 2023	2023	2022	2021	2020	2019	Prior	Revolving Loans Amortized Cost Basis	Total
Commercial business
Risk rating
Pass	$20,793	$69,913	$27,022	$4,324	$1,955	$1,109	$13,593	$138,709
Special mention	-	-	-	-	-	-	-	-
Substandard	-	-	1,946	-	1,242	323	-	3,511
Doubtful	-	-	-	-	-	-	-	-
Total commercial business	$20,793	$69,913	$28,967	$4,324	$3,197	$1,433	$13,593	$142,220
Current period gross charge-offs	$-	$29	$613	$97	$-	$-	$-	$739
Other consumer
Risk rating
Pass	$69	$-	$-	$-	$-	$-	$-	$69
Special mention	-	-	-	-	-	-	-	-
Substandard	-	-	-	-	-	-	-	-
Doubtful	-	-	-	-	-	-	-	-
Total other consumer	$69	$-	$-	$-	$-	$-	$-	$69
Current period gross charge-offs	$-	$-	$-	$-	$-	$-	$-	$-
Total
Pass	$107,844	$233,467	$129,300	$40,556	$22,509	$65,518	$20,327	$619,521
Special mention	-	-	-	-	-	-	-	-
Substandard	-	-	1,946	-	1,293	2,470	-	5,709
Doubtful	-	-	-	-	-	-	-	-
Total	$107,844	$233,467	$131,246	$40,556	$23,802	$67,988	$20,327	$625,230
Current period gross charge-offs	$-	$29	$613	$231	$-	$2	$-	$875

Financing Receivable, Nonaccrual [Table Text Block]
	December 31, 2024
	Non-accrual loans
	With a Related Allowance	Without a Related Allowance	Total	90 Days or More Past Due and Accruing	Total Non-Performing
One-to-four family residential owner occupied	$-	$299	$299	$395	$694
Commercial real estate	-	1,519	1,519	167	1,686
Commercial business	1,097	2,680	3,777	164	3,941
Total	$1,097	$4,498	$5,595	$726	$6,321
	December 31, 2023
	Non-accrual loans
	With a Related Allowance	Without a Related Allowance	Total	90 Days or More Past Due and Accruing	Total Non-Performing
One-to-four family residential owner occupied	$-	$-	$-	$401	$401
Commercial real estate	-	51	51	-	51
Commercial business	-	-	-	-	-
Total	$-	$51	$51	$401	$452

Financing Receivable, Current, Allowance for Credit Loss [Table Text Block]
	December 31, 2024
	1-4 Family Residential Owner Occupied	1-4 Family Residential Non-Owner Occupied	Multi-Family Residential	Commercial Real Estate	Construction	Home Equity	Commercial Business and Other Consumer	Total
Allowance for credit losses:
Beginning balance	$153	$219	$420	$2,784	$583	$61	$2,538	$6,758
Impact of ASU 326	-	-	-	-	-	-	-	-
Charge-offs	-	-	-	-	(187)	-	(1,611)	(1,798)
Recoveries	-	-	-	-	-	-	10	10
Provision(1)	24	(41)	22	(447)	(240)	(5)	2,193	1,506
Ending balance	$177	$178	$442	$2,337	$156	$56	$3,130	$6,476
	December 31, 2023
	1-4 Family Residential Owner Occupied	1-4 Family Residential Non-Owner Occupied	Multi-Family Residential	Commercial Real Estate	Construction	Home Equity	Commercial Business and Other Consumer	Unallocated	Total
Allowance for credit losses:
Beginning balance	$123	$295	$451	$3,750	$304	$33	$2,422	$300	$7,678
Impact of ASU 326	-	-	-	-	-	-	-	-	-
Charge-offs	-	-	(2)	(134)	-	-	(739)	-	(875)
Recoveries	-	-	-	-	-	-	-	-	-
Provision(1)	30	(76)	(29)	(832)	279	28	855	(300)	(45)
Ending balance	$153	$219	$420	$2,784	$583	$61	$2,538	$-	$6,758

Financing Receivable, Past Due [Table Text Block]
	December 31, 2024
	30-89 Days Past Due	90 Days or More Past Due	Current	Total Loans Receivable
One-to-four family residential owner occupied	$209	$694	$25,024	$25,927
One-to-four family residential non-owner occupied	569	-	33,004	33,573
Multi-family residential	85	-	45,327	45,412
Commercial real estate	10,063	1,686	285,878	297,627
Construction	4,528	-	13,792	18,320
Home equity	35	-	5,704	5,739
Commercial business	873	3,941	110,107	114,921
Other consumer	-	-	46	46
Total	$16,362	$6,321	$518,882	$541,565
	December 31, 2023
	30-89 Days Past Due	90 Days or More Past Due	Current	Total Loans Receivable
One-to-four family residential owner occupied	$136	$401	$22,348	$22,885
One-to-four family residential non-owner occupied	256	-	40,199	40,455
Multi-family residential	175	-	46,505	46,680
Commercial real estate	3,944	-	327,230	331,174
Construction	-	-	35,585	35,585
Home equity	403	-	5,759	6,162
Commercial business	-	-	142,220	142,220
Other consumer	-	-	69	69
Total	$4,914	$401	$619,915	$625,230